Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Estimated Fair Values of Canon's Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current portion of long-term debt	¥ (54,205)	¥ (177,410)
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current portion of long-term debt	¥ (54,205)	¥ (177,343)